Property and Equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property and Equipment	Property and Equipment

	Engineering Equipment $	Office Equipment $	Leasehold Improvements $	Other $	Total $
Cost
December 31, 2021	128.7	83.6	243.9	43.3	499.5
Additions	26.7	5.8	32.7	8.1	73.3
Measurement period adjustment net of acquisition additions	(0.6)	0.2	(0.1)	—	(0.5)
Disposals	(19.2)	(13.2)	(35.3)	(8.9)	(76.6)
Impact of foreign exchange	2.9	3.8	6.9	3.7	17.3
December 31, 2022	138.5	80.2	248.1	46.2	513.0
Additions	38.0	5.8	29.7	16.2	89.7
Additions arising on acquisitions	0.8	0.1	1.7	—	2.6
Disposals	(21.4)	(9.6)	(38.1)	(8.8)	(77.9)
Impact of foreign exchange	(1.8)	(1.4)	(3.2)	(0.8)	(7.2)
December 31, 2023	154.1	75.1	238.2	52.8	520.2
Accumulated depreciation
December 31, 2021	63.5	46.0	136.6	19.7	265.8
Depreciation	19.3	6.8	26.9	3.8	56.8
Disposals	(17.7)	(11.5)	(33.4)	(6.7)	(69.3)
Net reversal of impairment (note 11)	—	(0.3)	(0.4)	—	(0.7)
Impact of foreign exchange	2.1	1.8	4.5	1.3	9.7
December 31, 2022	67.2	42.8	134.2	18.1	262.3
Depreciation	22.6	7.0	26.0	4.3	59.9
Disposals	(20.4)	(8.0)	(34.5)	(4.6)	(67.5)
Net impairment (note 11)	—	0.3	1.6	—	1.9
Impact of foreign exchange	(0.9)	(0.7)	(1.9)	(0.4)	(3.9)
December 31, 2023	68.5	41.4	125.4	17.4	252.7
Net book value
December 31, 2022	71.3	37.4	113.9	28.1	250.7
December 31, 2023	85.6	33.7	112.8	35.4	267.5

Included in the Other category is automotive equipment, buildings, land, and an ownership interest in an aircraft.